COMMITMENTS AND CONTINGENCIES (Narrative) (Details)	12 Months Ended
Dec. 31, 2015 USD ($) a yr mo mi
Commitments And Contingencies 1	$ 523,658
Commitments And Contingencies 2	321,557
Commitments And Contingencies 3	164,405
Commitments And Contingencies 4	108,798
Commitments And Contingencies 5	359,253
Commitments And Contingencies 6	212,759
Commitments And Contingencies 7	$ 3,502
Commitments And Contingencies 8 | yr	10
Commitments And Contingencies 9 | a	21,905
Commitments And Contingencies 10 | yr	10
Commitments And Contingencies 11 | yr	40
Commitments And Contingencies 12 | a	2,986
Commitments And Contingencies 13	10.00%
Commitments And Contingencies 14	4.00%
Commitments And Contingencies 15	5.00%
Commitments And Contingencies 16	$ 7.00
Commitments And Contingencies 17 | yr	10
Commitments And Contingencies 18	3.00%
Commitments And Contingencies 19 | yr	10
Commitments And Contingencies 20	4.00%
Commitments And Contingencies 21	3
Commitments And Contingencies 22 | a	7,429
Commitments And Contingencies 23 | yr	10
Commitments And Contingencies 24	3.00%
Commitments And Contingencies 25 | yr	5
Commitments And Contingencies 26	4.00%
Commitments And Contingencies 27 | yr	10
Commitments And Contingencies 28	5.00%
Commitments And Contingencies 29	2.00%
Commitments And Contingencies 30 | yr	10
Commitments And Contingencies 31	3.00%
Commitments And Contingencies 32 | a	5,144
Commitments And Contingencies 33	5
Commitments And Contingencies 34 | yr	30
Commitments And Contingencies 35	10.00%
Commitments And Contingencies 36 | a	3,809
Commitments And Contingencies 37 | mi	6
Commitments And Contingencies 38	63
Commitments And Contingencies 39 | a	26,017
Commitments And Contingencies 40	10
Commitments And Contingencies 41 | yr	40
Commitments And Contingencies 42 | yr	5
Commitments And Contingencies 43	$ 3,234
Commitments And Contingencies 44	$ 6,418
Commitments And Contingencies 45 | yr	5
Commitments And Contingencies 46	$ 106,178
Commitments And Contingencies 47	86,873
Commitments And Contingencies 48	$ 750,000
Commitments And Contingencies 49 | mo	3
Commitments And Contingencies 50	50.00%
Commitments And Contingencies 51	6.00%
Commitments And Contingencies 52	$ 100,872
Commitments And Contingencies 53	$ 97,785